Consolidated statement of financial position - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash assets	$ 136,568	$ 83,078
Receivables	213	359
Total current assets	136,781	83,437
Non-current assets
Receivables	282	266
Plant and equipment	0	3
Right of use asset	356	309
Exploration and evaluation expenditure	171,819	114,375
Total non-current assets	172,457	114,953
Total assets	309,238	198,390
Current liabilities
Payables	12,752	6,630
Lease liabilities	243	251
Provisions	721	375
Total current liabilities	13,716	7,256
Non-current liabilities
Lease liabilities - non-current	126	79
Total Non-current liabilities	126	79
Total liabilities	13,842	7,335
Net assets	295,396	191,055
Equity
Contributed equity	337,494	230,730
Reserves	13,892	3,732
Accumulated losses	(55,990)	(43,407)
Total equity	$ 295,396	$ 191,055